Financial Assets at Amortized Cost-Securities - Summary of Reconciliation of Expected Loss to Financial Assets at Amortized Cost - Securities, Segregated by Stages (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stage 1 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	R$ (223)	R$ (76)
Gains / (Losses)	36	(82)
Purchases	(38)	(28)
Settlements	48	14
Transfer to Stage 2	74
Cure from Stage 2	(75)	(51)
Cure from Stage 3	(20)
Expected loss	(198)	(223)
Stage 1 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(219)	(73)
Gains / (Losses)	24	(83)
Purchases	(35)	(26)
Settlements	46	14
Transfer to Stage 2	74
Cure from Stage 2	(16)	(51)
Cure from Stage 3	(20)
Expected loss	(146)	(219)
Stage 1 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(7)	(9)
Gains / (Losses)	4	5
Purchases	(7)	(7)
Settlements	1	4
Expected loss	(9)	(7)
Stage 1 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2)	(9)
Gains / (Losses)		5
Purchases	(4)
Settlements	23	2
Cure from Stage 3	(19)
Expected loss	(2)	(2)
Stage 1 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(206)	(52)
Gains / (Losses)	19	(93)
Purchases	(21)	(18)
Settlements	20	8
Transfer to Stage 2	74
Cure from Stage 2	(16)	(51)
Cure from Stage 3	(1)
Expected loss	(131)	(206)
Stage 1 [member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2)	(2)
Settlements	1
Expected loss	(1)	(2)
Stage 1 [member] | Corporate debt securities [member] | Promissory notes [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2)	(1)
Gains / (Losses)	1
Purchases	(3)	(1)
Settlements	1
Expected loss	(3)	(2)
Stage 1 [member] | Colombia [member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(4)	(3)
Gains / (Losses)	5	1
Purchases	(3)	(2)
Settlements	2
Expected loss		(4)
Stage 1 [member] | Brazil [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	7
Cure from Stage 2	(59)
Expected loss	(52)
Stage 2 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(824)	(368)
Gains / (Losses)	82	(26)
Purchases	(2)	(561)
Settlements	66	6
Transfer to Stage 1	75	51
Transfer to Stage 3	619	74
Cure from Stage 1	(74)
Expected loss	(58)	(824)
Stage 2 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(765)	(303)
Gains / (Losses)	82	(32)
Purchases	(2)	(561)
Settlements	66	6
Transfer to Stage 1	16	51
Transfer to Stage 3	619	74
Cure from Stage 1	(74)
Expected loss	(58)	(765)
Stage 2 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)	(8)	11
Purchases	(2)	(22)
Transfer to Stage 3	5	11
Expected loss	(5)
Stage 2 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(5)
Gains / (Losses)		(1)
Transfer to Stage 3		6
Stage 2 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(765)	(284)
Gains / (Losses)	90	(30)
Purchases		(539)
Settlements	66	1
Transfer to Stage 1	16	51
Transfer to Stage 3	614	36
Cure from Stage 1	(74)
Expected loss	(53)	(765)
Stage 2 [member] | Corporate debt securities [member] | Eurobonds and others [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Gains / (Losses)		(5)
Settlements		5
Stage 2 [member] | Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss		(14)
Gains / (Losses)		(7)
Transfer to Stage 3		21
Stage 2 [member] | Brazil [Member] | Government securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(59)	(65)
Gains / (Losses)		6
Transfer to Stage 1	59
Expected loss		(59)
Stage 3 [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,599)	(4,738)
Gains / (Losses)	(35)	742
Purchases	(193)	(594)
Settlements	1,029	2,065
Transfer to Stage 1	20
Cure from Stage 2	(619)	(74)
Expected loss	(2,397)	(2,599)
Stage 3 [member] | Corporate debt securities [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,599)	(4,738)
Gains / (Losses)	(35)	742
Purchases	(193)	(594)
Settlements	1,029	2,065
Transfer to Stage 1	20
Cure from Stage 2	(619)	(74)
Expected loss	(2,397)	(2,599)
Stage 3 [member] | Corporate debt securities [member] | Rural product note [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(173)	(148)
Gains / (Losses)	(3)	(105)
Purchases	(50)	(36)
Settlements	198	127
Cure from Stage 2	(5)	(11)
Expected loss	(33)	(173)
Stage 3 [member] | Corporate debt securities [member] | Real estate receivables certificates [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(361)	(2,046)
Gains / (Losses)	16	447
Settlements	326	1,244
Transfer to Stage 1	19
Cure from Stage 2		(6)
Expected loss		(361)
Stage 3 [member] | Corporate debt securities [member] | Debentures [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(2,037)	(2,522)
Gains / (Losses)	(48)	401
Purchases	(127)	(558)
Settlements	477	678
Transfer to Stage 1	1
Cure from Stage 2	(614)	(36)
Expected loss	(2,348)	(2,037)
Stage 3 [member] | Corporate debt securities [member] | Promissory notes [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(11)	(22)
Gains / (Losses)		(5)
Settlements	11	16
Expected loss		(11)
Stage 3 [member] | Corporate debt securities [member] | Other [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Expected loss	(17)
Gains / (Losses)		4
Purchases	(16)
Settlements	17
Cure from Stage 2		(21)
Expected loss	R$ (16)	R$ (17)